Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Goldman Sachs Equity Growth Strategy Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Goldman Sachs Equity Growth Strategy Portfolio—Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Goldman Sachs Equity Growth Strategy Portfolio (the “Portfolio”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 78 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-144 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Portfolio does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined below). However, each Underlying Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Underlying Fund and its shareholders, including the Portfolio, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual Portfolio operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended December 31, 2014 was 23% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	23.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 78 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-144 of the Portfolio’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (underlying) Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

			This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]		rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”). Some of the Underlying Funds invest primarily in fixed income or money market instruments (the “Underlying Fixed Income Funds”) and other Underlying Funds invest primarily in equity securities (the “Underlying Equity Funds”).

Under normal conditions, substantially all (within a range of 80%-100%) of the Portfolio’s total assets will be allocated among Underlying Equity Funds. The allocation will be measured at the time of rebalance. Typically, the Portfolio is rebalanced at the end of every calendar quarter, but the Portfolio can be rebalanced intra-quarter at the discretion of the Investment Adviser. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Investment Adviser expects that the Portfolio will invest a relatively significant percentage of its assets in the Goldman Sachs Large Cap Growth Insights, Goldman Sachs Large Cap Value Insights and Goldman Sachs International Equity Insights Funds.

The Portfolio’s benchmark index is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net, USD, Unhedged) (the “MSCI® ACWI Index”).

			THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST, THE EQUITY/FIXED INCOME TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.
Risk [Heading]		rr_RiskHeading	Principal Risks of the Portfolio:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolios and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In selecting actively managed Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investing in the Underlying Funds.  The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. See the “Principal Risks of the Underlying Funds” below.

Large Shareholder Transactions Risk.  The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s net asset value (“NAV”) and liquidity. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Temporary Investments.  Although the Portfolios normally seek to remain substantially invested in the Underlying Funds, each Portfolio may invest a portion of its assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, a Portfolio may invest without limitation in short-term obligations. When a Portfolio’s assets are invested in such investments, the Portfolio may not be achieving its investment objective.

Principal Risks of the Underlying Funds:

The target and actual asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change. Such changes may cause the Portfolio to be subject to additional or different risks than the risks listed below.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Underlying Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. An Underlying Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  An Underlying Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Underlying Fund. Such large shareholder redemptions may cause an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Underlying Fund’s NAV and liquidity. Similarly, large purchases of Underlying Fund shares may adversely affect the Underlying Fund’s performance to the extent that the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Underlying Fund’s expense ratio.

Market Risk.  The market value of the securities in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

			Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds. A concise description of the investment objectives, practices and risks of each of the Underlying Funds that are currently expected to be used for investment by the Portfolio as of the date of this Prospectus is provided beginning on page 49 of this Prospectus.
Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Portfolio.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class A Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

			The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class A Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares compare to those of a broad-based securities market index.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on July 31, 2015.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The total return for Class A Shares for the 6-month period ended June 30, 2015 was 3.94%. Best Quarter Q2 ‘09 +20.94% Worst Quarter Q4 ‘08 –23.84%
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares, and returns for Class R and Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Equity Growth Strategy Portfolio | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.28%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.28%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Portfolio Operating Expenses	[3]	rr_ExpensesOverAssets	1.46%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Portfolio Operating Expenses After Expense Limitation	[3]	rr_NetExpensesOverAssets	1.38%
1 Year		rr_ExpenseExampleYear01	$ 683
3 Years		rr_ExpenseExampleYear03	980
5 Years		rr_ExpenseExampleYear05	1,298
10 Years		rr_ExpenseExampleYear10	$ 2,196
2005		rr_AnnualReturn2005	12.55%
2006		rr_AnnualReturn2006	20.64%
2007		rr_AnnualReturn2007	4.97%
2008		rr_AnnualReturn2008	(42.52%)
2009		rr_AnnualReturn2009	29.26%
2010		rr_AnnualReturn2010	12.66%
2011		rr_AnnualReturn2011	(7.52%)
2012		rr_AnnualReturn2012	16.95%
2013		rr_AnnualReturn2013	23.51%
2014		rr_AnnualReturn2014	3.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.94%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	20.94%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.84%)
1 Year		rr_AverageAnnualReturnYear01	(2.65%)
5 Years		rr_AverageAnnualReturnYear05	7.93%
10 Years		rr_AverageAnnualReturnYear10	4.47%
Since Inception		rr_AverageAnnualReturnSinceInception	4.29%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.27%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.52%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Portfolio Operating Expenses	[3]	rr_ExpensesOverAssets	2.20%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Portfolio Operating Expenses After Expense Limitation	[3]	rr_NetExpensesOverAssets	2.13%
1 Year		rr_ExpenseExampleYear01	$ 316
3 Years		rr_ExpenseExampleYear03	682
5 Years		rr_ExpenseExampleYear05	1,174
10 Years		rr_ExpenseExampleYear10	2,531
1 Year		rr_ExpenseExampleNoRedemptionYear01	216
3 Years		rr_ExpenseExampleNoRedemptionYear03	682
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,174
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,531
1 Year		rr_AverageAnnualReturnYear01	1.17%
5 Years		rr_AverageAnnualReturnYear05	8.33%
10 Years		rr_AverageAnnualReturnYear10	4.29%
Since Inception		rr_AverageAnnualReturnSinceInception	3.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.13%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.13%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Portfolio Operating Expenses	[3]	rr_ExpensesOverAssets	1.06%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Portfolio Operating Expenses After Expense Limitation	[3]	rr_NetExpensesOverAssets	0.98%
1 Year		rr_ExpenseExampleYear01	$ 100
3 Years		rr_ExpenseExampleYear03	330
5 Years		rr_ExpenseExampleYear05	578
10 Years		rr_ExpenseExampleYear10	$ 1,290
1 Year		rr_AverageAnnualReturnYear01	3.38%
5 Years		rr_AverageAnnualReturnYear05	9.59%
10 Years		rr_AverageAnnualReturnYear10	5.48%
Since Inception		rr_AverageAnnualReturnSinceInception	5.03%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | Service
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.37%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Portfolio Operating Expenses	[3]	rr_ExpensesOverAssets	1.55%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Portfolio Operating Expenses After Expense Limitation	[3]	rr_NetExpensesOverAssets	1.48%
1 Year		rr_ExpenseExampleYear01	$ 151
3 Years		rr_ExpenseExampleYear03	483
5 Years		rr_ExpenseExampleYear05	839
10 Years		rr_ExpenseExampleYear10	$ 1,842
1 Year		rr_AverageAnnualReturnYear01	2.94%
5 Years		rr_AverageAnnualReturnYear05	9.04%
10 Years		rr_AverageAnnualReturnYear10	4.96%
Since Inception		rr_AverageAnnualReturnSinceInception	4.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | Class IR
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.28%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.28%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Portfolio Operating Expenses	[3]	rr_ExpensesOverAssets	1.21%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Portfolio Operating Expenses After Expense Limitation	[3]	rr_NetExpensesOverAssets	1.13%
1 Year		rr_ExpenseExampleYear01	$ 115
3 Years		rr_ExpenseExampleYear03	377
5 Years		rr_ExpenseExampleYear05	659
10 Years		rr_ExpenseExampleYear10	$ 1,462
1 Year		rr_AverageAnnualReturnYear01	3.27%
5 Years		rr_AverageAnnualReturnYear05	9.44%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	2.05%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Equity Growth Strategy Portfolio | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.27%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.27%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Portfolio Operating Expenses	[3]	rr_ExpensesOverAssets	1.70%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Portfolio Operating Expenses After Expense Limitation	[3]	rr_NetExpensesOverAssets	1.63%
1 Year		rr_ExpenseExampleYear01	$ 166
3 Years		rr_ExpenseExampleYear03	530
5 Years		rr_ExpenseExampleYear05	918
10 Years		rr_ExpenseExampleYear10	$ 2,005
1 Year		rr_AverageAnnualReturnYear01	2.77%
5 Years		rr_AverageAnnualReturnYear05	8.88%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	1.60%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Equity Growth Strategy Portfolio | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.11%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Portfolio Operating Expenses	[3]	rr_ExpensesOverAssets	1.04%
Expense Limitation	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Portfolio Operating Expenses After Expense Limitation	[3]	rr_NetExpensesOverAssets	0.96%
1 Year		rr_ExpenseExampleYear01	$ 98
3 Years		rr_ExpenseExampleYear03	323
5 Years		rr_ExpenseExampleYear05	566
10 Years		rr_ExpenseExampleYear10	$ 1,264
1 Year	[5]	rr_AverageAnnualReturnYear01	3.38%
5 Years	[5]	rr_AverageAnnualReturnYear05	9.59%
10 Years	[5]	rr_AverageAnnualReturnYear10	5.48%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Equity Growth Strategy Portfolio | Returns After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.97%)
5 Years		rr_AverageAnnualReturnYear05	7.63%
10 Years		rr_AverageAnnualReturnYear10	3.92%
Since Inception		rr_AverageAnnualReturnSinceInception	3.84%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | Returns After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(1.08%)
5 Years		rr_AverageAnnualReturnYear05	6.35%
10 Years		rr_AverageAnnualReturnYear10	3.61%
Since Inception		rr_AverageAnnualReturnSinceInception	3.46%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.16%
10 Years		rr_AverageAnnualReturnYear10	6.09%
Since Inception		rr_AverageAnnualReturnSinceInception	5.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.16%
10 Years		rr_AverageAnnualReturnYear10	6.09%
Since Inception		rr_AverageAnnualReturnSinceInception	5.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.16%
10 Years		rr_AverageAnnualReturnYear10	6.09%
Since Inception		rr_AverageAnnualReturnSinceInception	5.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Service
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.16%
10 Years		rr_AverageAnnualReturnYear10	6.09%
Since Inception		rr_AverageAnnualReturnSinceInception	5.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jan. 02, 1998
Goldman Sachs Equity Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.16%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	2.52%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Equity Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
5 Years		rr_AverageAnnualReturnYear05	9.16%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	2.52%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Equity Growth Strategy Portfolio | MSCI® ACWI (Net, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	4.16%
5 Years	[5]	rr_AverageAnnualReturnYear05	9.16%
10 Years	[5]	rr_AverageAnnualReturnYear10	6.09%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015

[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes. The "Other Expenses" for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (underlying) Fund Fees and Expenses.
[4]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Portfolio's average daily net assets, through at least July 31, 2016, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.
[5]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares is that of the Institutional Shares. Performance prior to July 31, 2015 has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.